Offerings - Offering: 1	May 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 16,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,273.13
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Stock Purchase Agreement, dated May 8, 2026 (the "Stock Purchase Agreement"), by and among Marchex, Inc., a Delaware corporation, and the stockholders of Archenia, Inc., a Delaware corporation. (i) Title of each class of securities to which transaction applies: Buyer securities to be issued as consideration: (a) convertible promissory notes of Buyer and (b) contingent consideration of Buyer's Class B Common Stock (up to an aggregate of 4,000,000 shares), as described below. (ii) Aggregate number of securities to which transaction applies: Buyer consideration consists of $10,000,000 principal amount of Buyer convertible promissory notes issued pro rata to Sellers, plus up to 4,000,000 shares of Buyer's Class B Common Stock as contingent consideration (in two tranches of 2,000,000 shares each, tied to post-closing performance; or 4,000,000 shares upon a qualifying change in control), with up to 25% of any contingent shares issuable in cash at the Sellers' election to cover taxes. (iii) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for fee-calculation purposes, as of May 20, 2026, the underlying value of the transaction was calculated as the sum of: (a) $10,000,000 principal amount of Buyer convertible promissory notes to be issued to the Sellers at Closing; and (b) up to 4,000,000 shares of Buyer's Class B Common Stock issuable as contingent consideration, valued at the average of the high and low sales prices of Buyer's Class B Common Stock on May 20, 2026 as reported on Nasdaq. Sellers may elect to receive up to 25% of any contingent shares in cash to satisfy tax obligations.